Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	$ 2,672,861,933	$ 3,015,904,962
Financial assets derecognized during the period other than write-offs	(262,454,487)	(503,543,751)
New financial assets originated or purchased	876,947,683	1,207,061,675
FX and other movements	651,645,309	414,967,475
Inflation Effect	(1,808,763,053)	(1,461,528,428)
Gross carrying amount, Ending Balance	2,130,237,385	2,672,861,933
Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,938,047,906	2,144,374,454
Financial assets derecognized during the period other than write-offs	(396,016,537)	(695,466,430)
New financial assets originated or purchased	1,043,352,837	1,490,971,465
FX and other movements	99,413,137	41,696,109
Inflation Effect	(1,315,697,122)	(1,043,527,692)
Gross carrying amount, Ending Balance	1,369,100,221	1,938,047,906
Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	5,714,742,010	6,294,973,399
Financial assets derecognized during the period other than write-offs	(1,315,039,401)	(4,077,137,224)
New financial assets originated or purchased	8,034,774,834	5,131,534,720
FX and other movements	(219,267,573)	283,670,735
Inflation Effect	(3,879,609,787)	(1,918,299,620)
Gross carrying amount, Ending Balance	8,335,600,083	5,714,742,010
Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	2,157,368,865	2,263,344,790
Financial assets derecognized during the period other than write-offs	(33,045,710)	(65,817,750)
New financial assets originated or purchased	1,250,092,372	1,061,264,640
FX and other movements	0	0
Inflation Effect	(1,464,589,190)	(1,101,422,815)
Gross carrying amount, Ending Balance	1,909,826,337	2,157,368,865
12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	2,166,058,938	2,042,545,338
Financial assets derecognized during the period other than write-offs	(194,583,339)	(291,851,498)
New financial assets originated or purchased	576,150,511	956,848,615
FX and other movements	538,509,399	379,873,041
Inflation Effect	(1,464,705,902)	(987,857,558)
Gross carrying amount, Ending Balance	1,564,137,800	2,166,058,938
12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	1,810,927,435	1,890,983,066
Financial assets derecognized during the period other than write-offs	(375,730,111)	(643,350,805)
New financial assets originated or purchased	873,469,136	1,425,556,987
FX and other movements	76,888,257	33,436,954
Inflation Effect	(1,229,397,895)	(920,218,569)
Gross carrying amount, Ending Balance	1,120,166,611	1,810,927,435
12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	5,674,685,585	6,073,862,432
Financial assets derecognized during the period other than write-offs	(1,277,588,161)	(3,999,262,558)
New financial assets originated or purchased	7,927,813,404	5,113,183,765
FX and other movements	(277,319,846)	280,527,680
Inflation Effect	(3,852,416,382)	(1,810,699,284)
Gross carrying amount, Ending Balance	8,176,545,194	5,674,685,585
12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	2,022,615,720	2,137,701,098
Financial assets derecognized during the period other than write-offs	(8,670,141)	(30,635,376)
New financial assets originated or purchased	1,202,348,748	993,142,400
FX and other movements	0	0
Inflation Effect	(1,373,108,311)	(1,040,280,198)
Gross carrying amount, Ending Balance	1,824,781,031	2,022,615,720
Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	373,366,947	742,740,165
Financial assets derecognized during the period other than write-offs	(41,107,543)	(144,734,229)
New financial assets originated or purchased	235,886,079	191,598,860
FX and other movements	108,863,745	37,242,731
Inflation Effect	(253,470,421)	(361,443,368)
Gross carrying amount, Ending Balance	460,091,562	373,366,947
Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	99,516,916	207,864,813
Financial assets derecognized during the period other than write-offs	(13,764,025)	(35,563,355)
New financial assets originated or purchased	147,980,343	49,921,899
FX and other movements	17,804,435	5,944,401
Inflation Effect	(67,559,797)	(101,154,298)
Gross carrying amount, Ending Balance	216,464,170	99,516,916
Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	37,502,452	212,183,559
Financial assets derecognized during the period other than write-offs	(7,106,160)	(69,885,545)
New financial assets originated or purchased	104,218,435	17,245,771
FX and other movements	29,274,844	(14,589)
Inflation Effect	(25,459,570)	(103,255,946)
Gross carrying amount, Ending Balance	156,293,645	37,502,452
Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	77,246,124	71,464,226
Financial assets derecognized during the period other than write-offs	(8,354,851)	(11,341,024)
New financial assets originated or purchased	30,944,604	45,608,645
FX and other movements	0	0
Inflation Effect	(52,440,656)	(34,776,994)
Gross carrying amount, Ending Balance	48,142,990	77,246,124
Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	133,436,048	230,619,459
Financial assets derecognized during the period other than write-offs	(26,763,605)	(66,958,024)
New financial assets originated or purchased	64,911,093	58,614,200
FX and other movements	4,272,165	(2,148,297)
Inflation Effect	(90,586,730)	(112,227,502)
Gross carrying amount, Ending Balance	106,008,023	133,436,048
Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	27,603,555	45,526,575
Financial assets derecognized during the period other than write-offs	(6,522,401)	(16,552,270)
New financial assets originated or purchased	21,903,358	15,492,579
FX and other movements	4,720,445	2,314,754
Inflation Effect	(18,739,430)	(22,154,825)
Gross carrying amount, Ending Balance	32,469,440	27,603,555
Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	2,553,973	8,927,408
Financial assets derecognized during the period other than write-offs	(30,345,080)	(7,989,121)
New financial assets originated or purchased	2,742,995	1,105,184
FX and other movements	28,777,429	3,157,644
Inflation Effect	(1,733,835)	(4,344,390)
Gross carrying amount, Ending Balance	2,761,244	2,553,973
Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount, Beginning Balance	57,507,021	54,179,466
Financial assets derecognized during the period other than write-offs	(16,020,718)	(23,841,350)
New financial assets originated or purchased	16,799,020	22,513,595
FX and other movements	0	0
Inflation Effect	(39,040,223)	(26,365,623)
Gross carrying amount, Ending Balance	36,902,316	57,507,021
Transfer from Stage 1 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(76,005,864)	(59,398,565)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(44,682,087)	(16,844,841)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(17,888,396)	(4,177,851)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(14,364,180)	(30,353,465)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	76,005,864	59,398,565
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	44,682,087	16,844,841
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	17,888,396	4,177,851
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	14,364,180	30,353,465
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(16,229,826)	(20,583,412)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,614,664)	(1,925,312)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(765,762)	(1,605,146)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(15,740,256)	(28,190,975)
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	16,229,826	20,583,412
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,614,664	1,925,312
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	765,762	1,605,146
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	15,740,256	28,190,975
Transfer from Stage 2 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	32,454,352	139,130,163
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	11,173,595	42,999,061
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	24,752	22,856,547
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	10,506,358	18,142,219
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(32,454,352)	(139,130,163)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(11,173,595)	(42,999,061)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(24,752)	(22,856,547)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(10,506,358)	(18,142,219)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,438,864)	(16,992,943)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,117,383)	(1,762,344)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	(92,102)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,302,406)	(6,290,435)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,438,864	16,992,943
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,117,383	1,762,344
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	92,102
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,302,406	6,290,435
Transfer from Stage 3 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,440,107	4,687,329
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	95,189	420,020
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	192,353	370,460
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,440,107)	(4,687,329)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(95,189)	(420,020)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(192,353)	(370,460)
Transfer from Stage 3 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,489,531	7,352,814
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	132,945	290,894
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,193,093	3,090,017
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,489,531)	(7,352,814)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(132,945)	(290,894)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (1,193,093)	$ (3,090,017)